Term Loan and Line of Credit - Long-term Borrowings and Contractual Interest Rates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total borrowings	$ 33,302	[1],[2]	$ 0
Less: Current portion of borrowings	3,200	[1],[3]
Total long-term debt, net of current portion	30,102	[1],[3]
RCAP Holdings, LLC | FA Term Loan | First Allied Holdings, Inc.
Debt Instrument [Line Items]
Total borrowings	28,800
RCAP Holdings, LLC | FA Revolver | First Allied Holdings, Inc.
Debt Instrument [Line Items]
Total borrowings	$ 4,500
Other Long-term Debt
Debt Instrument [Line Items]
Interest Rate	2.42%	[1]

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	The Company’s borrowings as of December 31, 2013 relate to First Allied, of which, $28.8 million was outstanding under the FA Term Loan and $4.5 million was outstanding under the FA Revolver.
[3]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.